Derivative financial liability (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial liability
Schedule of derivative financial liability

	As at December 31,
	2018		2019
	Nominal		Nominal
	amount	Fair value	amount	Fair value
	RMB’000		RMB’000
Currency swaps	480,424	2,438	2,044,027	2,682